CARTER LEDYARD & MILBURN LLP
2 Wall Street
New York, New York 10005
(212) 732-3200

                                                        July 20, 2006

United States Securities & Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Equity Opportunity Trust, Special Situations Series 13
    File #333-135375
    Rule 497(j) Filing
    ------------------

Dear Sir/Madam:

    On behalf of the Registrant, the undersigned certifies that the form of
    Prospectus that would have been filed under Section 497(b) would not have differed from that contained in the text of the Registrants most recent registration statement that was filed electronically via EDGAR with the
    Securities and Exchange Commission on July 19, 2006.

                                            Very truly yours,

                                            /s/ Kathleen H. Moriarty, Esq.
                                            ------------------------------
                                                Kathleen H. Moriarty, Esq.

cc:  Ms. Patricia Mengiste